Warrants (Details 10)	12 Months Ended
Oct. 31, 2019 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants Outstanding	27,584,665
Warrants [Member]
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (Years)	1 year 1 month 17 days
Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 14.00
Warrants Outstanding	17,183
Remaining Contractual Life (Years)	29 days
Expiry Date	Nov. 30, 2019
Warrants [Member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Warrants Outstanding	757,125
Remaining Contractual Life (Years)	1 year 14 days
Expiry Date	Nov. 15, 2020
Warrants [Member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.55
Warrants Outstanding	21,253,089
Remaining Contractual Life (Years)	1 year 14 days
Expiry Date	Nov. 15, 2020
Warrants [Member] | Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.55
Warrants Outstanding	3,409,091
Remaining Contractual Life (Years)	1 year 6 months
Expiry Date	May 01, 2021
Warrants [Member] | Exercise Price 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Warrants Outstanding	2,148,177
Remaining Contractual Life (Years)	3 years 7 months 28 days
Expiry Date	Jun. 28, 2023